UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafalgar Asset Managers Limited

Address:  66 Chiltern Street
          London X0W1U4JT
          United Kingdom

13F File Number: 028-11791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Miller
Title:    Director
Phone:    +44-0-20-7499-1234

Signature, Place and Date of Signing:


/s/ David Miller                    London, England             2/13/2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 13

Form 13F Information Table Value Total: $ 15,540,148
                                         (thousands)

                                                   FORM 13F INFORMATION TABLE
                                                                VALUE      SHRS OR SH  PUT    INVSMT   OTHR   VOTING AUTHORITY
      NAME OF ISSUER           TITLE OF CLASS      CUSIP       (X$1000)    PRN AMT PRN CALL   DSCRTN   MGRS         SOLE
      --------------           --------------      -----       --------    ------- --- ----   ------   ----         ----
MILLICOM INTL CELLULAR S.A.    SHS NEW             L6388F110    220.88      31500  Sh         SOLE     NONE         31500
NASDAQ STOCK MARKET INC        COM                 631103108    349.73     102650  Sh         SOLE     NONE        102650
COMCAST CORP NEW               CL A                20030N101    360.97      83000  Sh         SOLE     NONE         83000
DOW CHEM CO                    COM                 260543103    377.46      90000  Sh         SOLE     NONE         90000
VODAFONE GROUP PLC-NEW         SPONS ADR NEW       92857W209    391.76     133799  Sh         SOLE     NONE        133799
JACUZZI BRANDS INC             COM                 469865109    532.28     430300  Sh         SOLE     NONE        430300
PHELPS DODGE CORP              COM                 717265102    775.50      62500  Sh         SOLE     NONE         62500
WPS RESOURCES CORP             COM                 92931B106    833.81     156850  Sh         SOLE     NONE        156850
BRITISH AWYS PLC               ADR 2ND INSTAL      110419306    845.30      82100  Sh         SOLE     NONE         82100
EQUITY OFFICE PROPERTIES TRU   COM                 294741103   1199.57     218500  Sh         SOLE     NONE        218500
FOUR SEASONS HOTELS INC        LTD VTG SH          35100E104   1235.22     148500  Sh         SOLE     NONE        148500
NOVAGOLD RES INC               COM NEW             66987E206   3469.96    2122300  Sh         SOLE     NONE       2122300
NYSE GROUP INC                 COM                 62949W103   3591.22     361945  Sh         SOLE     NONE        361945

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